Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	Capital stock USD ($)	Capital stock MXN ($)	Treasury shares USD ($)	Treasury shares MXN ($)	Contribution for future capital increases MXN ($)	Legal Reserve USD ($)	Legal Reserve MXN ($)	Additional paid-in capital USD ($)	Additional paid-in capital MXN ($)	Retained earnings (Accumulated losses) USD ($)	Retained earnings (Accumulated losses) MXN ($)	Other comprehensive income (loss) USD ($)	Other comprehensive income (loss) MXN ($)	USD ($)	MXN ($)
Balance as of beginning of the year at Dec. 31, 2016		$ 2,973,559		$ (83,365)	$ 1		$ 38,250		$ 1,800,613		$ (1,283,512)		$ 137,442		$ 3,582,988
Legal reserve increase (Note 18)							252,928				(252,928)
Treasury shares				(10,108)					10,108
Exercised of stock options (Note 17)				638											638
Long-term incentive plan cost (Note 17)				7,801					(6,193)						1,608
Net income (loss) for the period | As previously reported											(594,599)				(594,599)
Net income (loss) for the period															278,671
IFRS adoption | IFRS 15 adoption											(57,189)				(57,189)
IFRS adoption | IFRS 16 adoption (Note 1x)											930,459				930,459
Other comprehensive (loss) income items													(38,552)		(38,552)
Total comprehensive income (loss)											278,671		(38,552)		240,119
Balance as of end of the year at Dec. 31, 2017		2,973,559		(85,034)	1		291,178		1,804,528		(1,257,769)		98,890		3,825,353
Treasury shares				(57,320)					41,590						(15,730)
Exercised of stock options (Note 17)				10,648											10,648
Long-term incentive plan cost (Note 17)				9,045					(9,045)
Net income (loss) for the period | As previously reported											(682,500)				(682,500)
Net income (loss) for the period															(942,882)
IFRS adoption | IFRS 16 adoption (Note 1x)											(260,382)				(260,382)
Other comprehensive (loss) income items													(172,236)		(172,236)
Total comprehensive income (loss)											(942,882)		(172,236)		(1,115,118)
Balance as of end of the year at Dec. 31, 2018		2,973,559		(122,661)	1		291,178		1,837,073		(2,200,651)		(73,346)		2,705,153
Treasury shares				(75,375)					56,483						(18,892)
Exercised of stock options (Note 17)				14,773											14,773
Long-term incentive plan cost (Note 17)				13,549					(13,549)
Net income (loss) for the period											2,639,063			$ 140,039	2,639,063
Other comprehensive (loss) income items													189,586	10,060	189,586
Total comprehensive income (loss)											2,639,063		189,586	150,099	2,828,649
Balance as of end of the year at Dec. 31, 2019	$ 157,789	$ 2,973,559	$ (9,006)	$ (169,714)	$ 1	$ 15,451	$ 291,178	$ 99,761	$ 1,880,007	$ 23,264	$ 438,412	$ 6,168	$ 116,240	$ 293,427	$ 5,529,683